Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 6,171	£ 3,502	£ 181
Other interest income	20	393	7
Fair value movement of financial assets	18	2	7
Fair value movement of financial liabilities	10,663	12,247	0
Foreign exchange gain	0	0	9,942
Total	£ 16,872	£ 16,144	£ 10,137